CONTRIBUTIONS AND WITHDRAWALS	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Contribution [Line Items]
CONTRIBUTIONS AND WITHDRAWALS	CONTRIBUTIONS AND WITHDRAWALS
Contributions
Contribution limits for participants are based on their respective collective bargaining agreements. As determined by the IRC’s qualified retirement plan limits, the total amount which a participant could elect to contribute to the Plan on a pre-tax or Roth after-tax basis could not exceed $23,500 in 2025 and $23,000 in 2024. However, if a participant reached age 50 by December 31, they are able to contribute an additional $7,500 in 2025 and 2024 in "catch up" contributions to the Plan on a pre-tax or Roth after-tax basis. Those from age 60 to 63 are eligible to contribute up to $11,250 as "super catch up" contributions in lieu of the $7,500 in 2025.
The contribution amounts and allocation between pre-tax and post-tax basis of participant accounts are subject to IRC discrimination tests and limitations.
The employer match and fixed contribution, if any, is subject to participant collective bargaining agreements.
Plan participants may select from a number of investment alternatives for their contributions. Investment choices include various mutual funds, self-directed brokerage accounts, and collective trust funds whereby a participant may elect to invest in a variety of investment options, and the Bunge Fund. The Bunge Fund pools a participant’s money with that of other employees to buy registered shares of Bunge Global SA as well as short-term investments designed to allow participants to buy or sell without the usual trade settlement period for individual stock transactions. The value of the participant investment in the Bunge Fund will vary depending on the performance of Bunge Global SA, the overall stock market, and the performance and amount of short-term investments held by the Bunge Fund, less any expenses accrued against the Bunge Fund. All dividends and interest earned in the Bunge Fund are reinvested in the Bunge Fund. A participant’s ownership in the Bunge Fund is measured in units of the Bunge Fund instead of shares.
Employer Group matching contributions are allocated to participants based upon the current contribution allocation among investment alternatives elected by the individual participant. Thereafter, employee and employer contributions may be reallocated by the participant among all investment alternatives. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
The Plan allows participants the option of making qualified (as defined by the Plan document and the IRC) rollover contributions into the Plan.
Vesting
The participants’ contributions, plus any actual earnings thereon, vest immediately. Employer matching contributions are credited to individual participants’ accounts, and vest at a rate of 20% per year and all matching contributions become 100% vested following five years of continuous service. Participants will forfeit any non-vested portion of their account balance upon leaving the Company’s employment for any reason other than normal retirement.
In June 2025, Bunge Global SA completed the sale of its corn milling business in North America. Following the sale, assets of affected participants were fully vested.
Nonvested forfeited accounts can be used to reduce future employer contributions or pay plan expenses. During the years ended December 31, 2025 and 2024, employer contributions were reduced by $26,590 and $66,982, respectively, and nonvested forfeited accounts remaining in Net Assets Available for Benefits as of December 31, 2025 and 2024 were $127,191 and $122,100, respectively.
Withdrawals
Participants may not withdraw pre-tax contributions except as provided for hardship withdrawals or age 59½ withdrawals permitted by the Plan. Following normal retirement or termination of employment, participants may withdraw their entire account balances in a lump sum or any other form of payment allowed by the Plan prior to April 1 following the calendar year in which the participant attains age 73. Participants with account balances less than or equal to $7,000 upon retirement or termination must withdraw their entire account balances in a lump sum or any other form of payment allowed by the Plan on the date the participant terminates employment. Withdrawals by participants are recorded upon distribution. A participant may withdraw all or any portion of their rollover contribution account, including earnings, at any time.